Cash and cash equivalents	3 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	March 31, 2022	December 31, 2021
	€m	€m
Cash and cash equivalents	255.5	254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	255.8	254.2
‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.